UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 08/31/17

Item 1. Schedule of Investments.

FRANKLIN HIGH INCOME TRUST

Statement of Investments, August 31, 2017 (unaudited)
Franklin High Income Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 2.2%
Energy 2.0%
[a] Alpha Natural Resources Holdings Inc	United States	43,457	$199,902
[a] Amplify Energy Corp	United States	450,023	4,275,218
[a] Chaparral Energy Inc., A	United States	213,001	4,260,020
[a,b] Chaparral Energy Inc., A, 144A	United States	5,033	100,660
[a] Chaparral Energy Inc., B	United States	43,062	861,240
[a] CHC Group LLC	Cayman Islands	386,335	3,283,848
Contura Energy Inc	United States	6,606	412,875
[a] Contura Energy Inc., wts., 7/26/23	United States	5,033	144,699
[a] Energy XXI Gulf Coast Inc	United States	458,346	4,789,716
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21	United States	124,561	105,877
[a,c] Goodrich Petroleum Corp	United States	1,049,684	9,027,282
[a,c,d] Goodrich Petroleum Corp., wts., 10/12/26	United States	515,625	4,430,111
[a] Halcon Resources Corp	United States	1,889,580	11,696,500
[a] Halcon Resources Corp., wts., 9/09/20	United States	145,844	72,922
[a] Linn Energy Inc	United States	423,986	14,216,251
[a] Midstates Petroleum Co. Inc	United States	11,378	164,867
[a,d] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	80,604	24,295
[a,d] Nine Point Energy LLC	United States	369,532	4,803,916
[a] Penn Virginia Corp	United States	313,308	12,062,358
[a,c] Titan Energy LLC	United States	289,137	867,411
[a] W&T Offshore Inc	United States	987,890	1,886,870
			77,686,838
Materials 0.0%†
[a] ANR Inc., C1	United States	43,457	799,609
[a] Verso Corp., A	United States	83,362	443,486
[a] Verso Corp., wts., 7/25/23	United States	8,775	1,316
			1,244,411
Transportation 0.0%†
[a] CEVA Holdings LLC	United States	3,364	1,009,266
Utilities 0.2%
Vistra Energy Corp	United States	428,149	7,578,237
Total Common Stocks and Other Equity Interests
(Cost $264,409,363)			87,518,752

Convertible Preferred Stocks 0.3%
Energy 0.2%
[a,d,e] Nine Point Energy Holdings Inc., cvt. pfd	United States	8,080	9,449,873
Transportation 0.1%
[a] CEVA Holdings LLC, cvt. pfd., A-1	United States	134	56,950
[a] CEVA Holdings LLC, cvt. pfd., A-2	United States	7,283	2,366,852
			2,423,802
Total Convertible Preferred Stocks (Cost $18,588,881)			11,873,675

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Convertible Bonds 1.0%
Energy 1.0%
CHC Group LLC/CHC Finance Ltd., cvt., zero cpn., 10/01/20	Cayman Islands	$19,897,092	$30,741,007
[c,f] Goodrich Petroleum Corp., senior secured note, second lien, PIK, cvt.,
13.50%, 8/30/19	United States	8,250,000	8,915,156
Total Convertible Bonds (Cost $42,763,188)			39,656,163

Corporate Bonds 92.2%
Automobiles & Components 1.3%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	17,500,000	18,536,700
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	14,400,000	15,084,000
senior note, 5.125%, 11/15/23	United States	15,000,000	15,731,100
			49,351,800
Banks 4.7%
[g] Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN
thereafter, Perpetual	United States	42,500,000	43,998,125
CIT Group Inc.,
senior note, 5.375%, 5/15/20	United States	12,000,000	12,915,000
senior note, 5.00%, 8/15/22	United States	33,650,000	36,506,884
[g] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter,
Perpetual	United States	45,000,000	49,050,000
[g] JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	15,000,000	16,237,500
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	9,900,000	10,065,825
Royal Bank of Scotland Group PLC,
sub. note, 6.125%, 12/15/22	United Kingdom	4,000,000	4,414,740
sub. note, 5.125%, 5/28/24	United Kingdom	10,000,000	10,625,500
			183,813,574
Capital Goods 4.2%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	18,000,000	18,635,400
[b] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	10,000,000	11,225,000
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	38,000,000	38,950,000
[b] H&E Equipment Services Inc., senior note, 144A, 5.625%, 9/01/25	United States	13,600,000	14,076,000
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	13,500,000	13,635,000
[b] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	10,400,000	10,881,000
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	5,100,000	5,310,375
senior sub. bond, 6.50%, 5/15/25	United States	8,900,000	9,189,250
senior sub. bond, 6.375%, 6/15/26	United States	4,400,000	4,537,500
[b] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	36,500,000	40,788,750
			167,228,275
Commercial & Professional Services 1.1%
[d,h] Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	905
United Rentals North America Inc.,
senior bond, 5.75%, 11/15/24	United States	14,000,000	15,036,700
senior bond, 5.875%, 9/15/26	United States	9,600,000	10,485,600
senior bond, 5.50%, 5/15/27	United States	18,400,000	19,550,000
			45,073,205

|2

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Durables & Apparel 4.3%
Beazer Homes USA Inc., senior note, 6.75%, 3/15/25	United States	$8,700,000	$9,200,250
[b] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	26,300,000	27,483,500
KB Home,
senior bond, 7.50%, 9/15/22	United States	23,000,000	26,507,500
senior note, 7.00%, 12/15/21	United States	10,000,000	11,200,000
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	32,100,000	33,183,375
[b] Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.,
senior note, 144A, 5.875%, 4/15/23	United States	8,800,000	9,372,000
senior note, 144A, 5.625%, 3/01/24	United States	25,000,000	26,468,750
[b] Weekley Homes LLC/Weekley Finance Corp., senior note, 144A, 6.625%,
8/15/25	United States	25,000,000	24,375,000
			167,790,375
Consumer Services 6.1%
[b] 1011778 BC ULC/New Red Finance Inc.,
second lien, 144A, 5.00%, 10/15/25	Canada	12,300,000	12,684,375
senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	21,100,000	21,416,500
[b] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	30,000,000	28,134,000
[b] International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	United States	24,000,000	26,970,000
senior secured note, 144A, 6.25%, 2/15/22	United States	17,000,000	18,790,100
[b] Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
secured note, second lien, 144A, 10.25%, 11/15/22	United States	11,500,000	12,650,575
senior secured note, first lien, 144A, 6.75%, 11/15/21.	United States	25,100,000	26,166,750
[b] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	15,600,000	16,345,680
senior note, 144A, 5.25%, 6/01/26	United States	12,700,000	13,414,375
[b] Silversea Cruise Finance Ltd., senior secured note, first lien, 144A, 7.25%,
2/01/25	United States	19,900,000	21,541,750
[b] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	20,000,000	20,900,000
[b] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	21,500,000	21,983,750
			240,997,855
Diversified Financials 1.7%
[b] MSCI Inc., senior note, 144A, 4.75%, 8/01/26	United States	5,900,000	6,136,000
Navient Corp.,
senior note, 4.875%, 6/17/19	United States	4,000,000	4,145,000
senior note, 5.00%, 10/26/20	United States	12,500,000	12,859,375
senior note, 5.875%, 3/25/21	United States	5,000,000	5,256,250
senior note, 6.625%, 7/26/21	United States	9,500,000	10,153,125
senior note, 7.25%, 9/25/23	United States	27,780,000	30,269,088
			68,818,838
Energy 9.4%
[h] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond,
7.875%, 4/15/22	United States	16,900,000	3,042,000
California Resources Corp.,
[b] secured note, second lien, 144A, 8.00%, 12/15/22	United States	14,782,000	8,222,488
senior bond, 6.00%, 11/15/24	United States	850,000	352,750
senior note, 5.50%, 9/15/21	United States	411,000	180,840
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 7.75%, 4/15/23	United States	25,100,000	23,970,500
[b] senior note, 144A, 11.50%, 1/15/21	United States	6,800,000	7,922,000

|3

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
Cheniere Corpus Christi Holdings LLC,
senior note, first lien, 7.00%, 6/30/24	United States	$15,600,000	$17,823,000
senior secured note, first lien, 5.875%, 3/31/25	United States	21,500,000	23,193,125
CONSOL Energy Inc., senior note, 8.00%, 4/01/23	United States	25,000,000	26,500,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
senior note, 6.25%, 4/01/23	United States	17,000,000	17,637,500
senior note, 5.75%, 4/01/25	United States	20,000,000	20,325,000
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%,
8/15/22	United States	12,900,000	11,642,250
Energy Transfer Equity LP,
senior note, first lien, 7.50%, 10/15/20	United States	6,500,000	7,369,375
senior secured bond, first lien, 5.875%, 1/15/24	United States	15,000,000	16,237,500
senior secured bond, first lien, 5.50%, 6/01/27.	United States	17,900,000	19,153,000
[b,f] EnQuest PLC, senior note, 144A, PIK, 8.00%, 10/15/23	United Kingdom	21,429,276	14,092,103
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23.	United States	23,600,000	22,479,000
[c,d,f] Goodrich Petroleum Corp., senior secured note, second lien, PIK, 13.50%,
8/30/19	United States	873,737	818,879
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
7.25%, 2/15/21	United States	17,000,000	17,425,000
[b] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	24,500,000	14,240,625
QEP Resources Inc., senior bond, 5.375%, 10/01/22	United States	14,000,000	13,545,000
Sabine Pass Liquefaction LLC,
senior secured note, first lien, 5.625%, 4/15/23	United States	13,300,000	14,744,884
senior secured note, first lien, 5.625%, 3/01/25	United States	10,000,000	11,057,629
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	7,000,000	6,090,000
senior note, 6.125%, 1/15/23	United States	8,000,000	6,140,000
[b,f] W&T Offshore Inc.,
secured note, second lien, 144A, PIK, 10.75%, 5/15/20	United States	9,182,750	7,832,887
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21.	United States	8,217,777	5,955,429
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	5,300,000	5,141,000
senior note, 4.50%, 4/15/22	United States	8,500,000	7,628,750
senior note, 8.25%, 6/15/23	United States	9,600,000	9,432,000
WPX Energy Inc., senior note, 6.00%, 1/15/22	United States	10,000,000	10,362,500
			370,557,014
Food, Beverage & Tobacco 3.7%
[b] Cott Holdings Inc., senior note, 144A, 5.50%, 4/01/25	Canada	37,500,000	39,421,875
[b] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	17,100,000	17,399,250
senior note, 144A, 7.25%, 6/01/21	United States	10,000,000	10,275,000
[b] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	13,900,000	14,403,875
senior note, 144A, 4.875%, 11/01/26	United States	17,700,000	18,410,655
[b] Post Holdings Inc.,
senior bond, 144A, 5.00%, 8/15/26.	United States	33,000,000	33,082,500
senior bond, 144A, 5.75%, 3/01/27.	United States	5,000,000	5,200,000
senior note, 144A, 5.50%, 3/01/25	United States	7,500,000	7,818,750
			146,011,905

|4

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care Equipment & Services 5.2%
CHS/Community Health Systems Inc.,
senior note, 7.125%, 7/15/20	United States	$13,300,000	$12,560,188
senior note, 6.875%, 2/01/22	United States	4,600,000	3,835,250
senior secured note, 5.125%, 8/01/21.	United States	4,100,000	4,115,375
senior secured note, first lien, 6.25%, 3/31/23	United States	14,200,000	14,359,750
[b] Envision Healthcare Corp., senior note, 144A, 6.25%, 12/01/24	United States	10,300,000	11,124,000
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	32,000,000	35,088,000
senior bond, 5.375%, 2/01/25	United States	7,000,000	7,402,500
senior secured bond, first lien, 5.25%, 4/15/25.	United States	11,000,000	11,893,750
senior secured note, first lien, 5.00%, 3/15/24	United States	20,000,000	21,300,000
[b] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	17,400,000	18,705,000
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	6,700,000	7,150,173
senior note, 8.125%, 4/01/22	United States	12,000,000	12,630,000
senior note, 6.75%, 6/15/23	United States	13,700,000	13,626,020
WellCare Health Plans Inc., senior note, 5.25%, 4/01/25	United States	29,500,000	30,975,000
			204,765,006
Materials 13.9%
[f] ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	14,000,000	14,892,500
[b] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.00%, 6/30/21	Luxembourg	7,000,000	7,210,000
senior note, 144A, 6.00%, 2/15/25	Luxembourg	10,000,000	10,625,000
[b] Axalta Coating Systems LLC, senior note, 144A, 4.875%, 8/15/24	United States	9,600,000	9,840,000
[b] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	39,900,000	40,847,625
[b] Cemex SAB de CV,
senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	30,000,000	32,052,000
senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	7,000,000	7,549,430
The Chemours Co.,
senior bond, 7.00%, 5/15/25	United States	8,500,000	9,413,750
senior note, 6.625%, 5/15/23	United States	17,000,000	18,126,250
senior note, 5.375%, 5/15/27	United States	12,200,000	12,749,000
[b] CVR Partners LP/CVR Nitrogen Finance Corp., secured note, second lien,
144A, 9.25%, 6/15/23	United States	7,100,000	7,313,000
[b] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	21,700,000	22,188,250
[b] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21	Zambia	16,000,000	16,550,000
senior note, 144A, 7.25%, 4/01/23	Zambia	19,400,000	19,982,000
[b] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 4.75%, 5/15/22	Australia	5,000,000	5,169,600
senior note, 144A, 5.125%, 5/15/24	Australia	8,600,000	8,933,250
[b] Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note,
144A, 7.375%, 12/15/23	United States	16,500,000	17,778,750
[b] HudBay Minerals Inc., senior note, 144A, 7.25%, 1/15/23	Canada	4,800,000	5,184,000
[b] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	16,600,000	17,222,500
[b] Novelis Corp.,
senior bond, 144A, 5.875%, 9/30/26	United States	15,700,000	16,406,500
senior note, 144A, 6.25%, 8/15/24	United States	16,000,000	16,940,000
[b] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	13,000,000	13,698,750
senior note, 144A, 5.875%, 8/15/23	United States	10,000,000	10,993,750

|5

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[b] Petra Diamonds U.S. Treasury PLC, secured note, second lien, 144A,
7.25%, 5/01/22	South Africa	$17,400,000	$18,146,460
[b] Platform Specialty Products Corp.,
senior note, 144A, 10.375%, 5/01/21	United States	3,300,000	3,625,875
senior note, 144A, 6.50%, 2/01/22	United States	15,500,000	16,158,750
[b] Rain CII Carbon LLC/CII Carbon Corp., secured note, second lien, 144A,
8.25%, 1/15/21	United States	18,700,000	19,448,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA,
senior secured note, first lien, 5.75%, 10/15/20	United States	11,600,000	11,830,724
[b] senior secured note, first lien, 144A, 5.125%, 7/15/23.	United States	7,200,000	7,512,768
[b,i] senior secured note, first lien, 144A, FRN, 4.804%, (3-month USD
LIBOR + 3.50%), 7/15/21	United States	5,300,000	5,412,625
[b] Sealed Air Corp., senior bond, 144A, 5.50%, 9/15/25	United States	14,900,000	16,241,000
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	10,000,000	10,762,500
senior bond, 5.00%, 12/15/26	United States	15,000,000	15,900,000
senior note, 5.125%, 10/01/21	United States	8,500,000	8,743,950
Summit Materials LLC/Summit Materials Finance Corp., senior note, 8.50%,
4/15/22	United States	25,000,000	28,312,500
[b] SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
senior note, 144A, 7.50%, 6/15/25	United States	30,000,000	30,750,000
[b] Univar USA Inc., senior note, 144A, 6.75%, 7/15/23	United States	11,500,000	12,017,500
			546,528,557
Media 10.5%
[b] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	23,550,000	24,977,719
AMC Entertainment Holdings Inc., senior sub. note, 5.875%, 11/15/26	United States	18,700,000	17,648,125
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	22,800,000	23,569,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	5,000,000	5,162,500
senior bond, 5.125%, 2/15/23	United States	10,000,000	10,362,500
[b] senior bond, 144A, 5.375%, 5/01/25	United States	12,000,000	12,540,000
[b] senior bond, 144A, 5.75%, 2/15/26.	United States	13,200,000	13,987,908
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,500,000	3,596,250
senior note, 6.50%, 11/15/22	United States	6,500,000	6,711,250
senior sub. note, 7.625%, 3/15/20	United States	1,650,000	1,633,500
senior sub. note, 7.625%, 3/15/20	United States	14,000,000	14,000,000
CSC Holdings LLC,
[b] senior bond, 144A, 10.875%, 10/15/25	United States	7,800,000	9,591,660
[b] senior bond, 144A, 5.50%, 4/15/27.	United States	8,000,000	8,380,000
senior note, 6.75%, 11/15/21	United States	5,000,000	5,539,000
senior note, 5.25%, 6/01/24	United States	28,000,000	28,805,000
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	5,000,000	5,176,500
senior note, 5.875%, 7/15/22	United States	20,000,000	21,612,500
senior note, 5.875%, 11/15/24	United States	17,500,000	18,943,750
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21.	United States	23,000,000	16,818,750
senior secured note, first lien, 9.00%, 9/15/22	United States	15,000,000	10,931,250

|6

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media (continued)
[b] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	$12,800,000	$13,280,000
[b] Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	19,000,000	18,525,000
Tegna Inc., senior bond, 6.375%, 10/15/23	United States	10,000,000	10,650,000
[b] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	23,500,000	25,115,625
[b] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23.	United States	5,000,000	5,100,000
senior secured note, first lien, 144A, 5.125%, 2/15/25.	United States	16,000,000	16,120,000
[b] Virgin Media Secured Finance PLC,
senior secured bond, 144A, 5.25%, 1/15/26	United Kingdom	20,000,000	20,850,000
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	12,000,000	12,585,000
senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	7,300,000	7,756,250
[b] WMG Acquisition Corp.,
secured note, 144A, 4.875%, 11/01/24	United States	13,300,000	13,699,000
secured note, first lien, 144A, 5.00%, 8/01/23	United States	8,500,000	8,808,125
			412,476,662
Pharmaceuticals, Biotechnology & Life Sciences 4.4%
[b] AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	19,000,000	19,109,250
[b] Concordia International Corp.,
senior note, 144A, 7.00%, 4/15/23	Canada	23,100,000	3,927,000
senior secured note, first lien, 144A, 9.00%, 4/01/22	Canada	11,000,000	7,975,000
[b,f] Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	14,200,000	14,714,750
[b] Endo Dac/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25.	United States	28,400,000	23,501,000
senior note, 144A, 6.00%, 7/15/23	United States	16,200,000	13,610,754
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	24,000,000	23,400,000
[b] Horizon Pharma Inc./Horizon Pharma USA Inc., senior note, 144A, 8.75%,
11/01/24	United States	7,300,000	7,573,750
[b] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20.	United States	21,000,000	20,901,300
[b] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	12,500,000	10,593,750
senior note, 144A, 7.50%, 7/15/21	United States	10,000,000	9,850,000
senior note, 144A, 5.625%, 12/01/21	United States	15,000,000	13,837,500
senior note, first lien, 144A, 7.00%, 3/15/24.	United States	4,200,000	4,467,750
			173,461,804
Real Estate 1.0%
[b] Crescent Communities LLC/Crescent Ventures Inc., secured note, 144A,
8.875%, 10/15/21	United States	16,000,000	16,960,000
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	14,000,000	14,665,000
MPT Operating Partnership LP/MPT Finance Corp., senior bond, 5.25%,
8/01/26	United States	7,700,000	8,027,250
			39,652,250
Retailing 1.4%
Netflix Inc.,
[b] senior bond, 144A, 4.375%, 11/15/26	United States	15,700,000	15,346,750
senior note, 5.50%, 2/15/22	United States	14,200,000	15,336,000
[b] PetSmart Inc.,
senior note, 144A, 7.125%, 3/15/23	United States	12,700,000	10,382,250
senior secured note, first lien, 144A, 5.875%, 6/01/25.	United States	15,600,000	14,001,000
			55,066,000

|7

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Semiconductors & Semiconductor Equipment 0.4%
Qorvo Inc., senior note, 6.75%, 12/01/23	United States	$15,800,000	$17,261,500
Software & Services 2.8%
[b] First Data Corp.,
secured note, first lien, 144A, 5.00%, 1/15/24	United States	10,000,000	10,437,500
secured note, second lien, 144A, 5.75%, 1/15/24	United States	30,000,000	31,659,000
senior note, 144A, 7.00%, 12/01/23	United States	14,000,000	15,120,000
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	39,000,000	39,975,000
[b] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	12,600,000	13,226,220
			110,417,720
Technology Hardware & Equipment 2.5%
[b] Blackboard Inc., secured note, second lien, 144A, 9.75%, 10/15/21	United States	34,410,000	31,356,112
CDW LLC/CDW Finance Corp., senior note, 5.00%, 9/01/25	United States	9,600,000	10,056,000
[b] CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24.	United States	7,000,000	7,323,750
senior note, 144A, 5.00%, 6/15/21	United States	15,000,000	15,450,000
[b] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25.	United States	10,200,000	10,888,500
[b] Dell International LLC/EMC Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	4,500,000	4,729,275
senior note, 144A, 7.125%, 6/15/24	United States	4,900,000	5,430,329
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	5,400,000	6,038,370
senior secured note, first lien, 144A, 5.45%, 6/15/23	United States	7,000,000	7,678,120
			98,950,456
Telecommunication Services 7.1%
[b] Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	8,700,000	9,401,438
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	4,400,000	4,510,000
senior bond, 5.625%, 4/01/25	United States	3,500,000	3,342,500
[b] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20.	Bermuda	15,000,000	14,484,375
[b] Digicel Ltd.,
senior note, 144A, 6.00%, 4/15/21	Bermuda	22,000,000	21,344,180
senior note, 144A, 6.75%, 3/01/23	Bermuda	8,100,000	7,794,266
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	22,650,000	24,773,437
Intelsat Jackson Holdings SA,
senior note, 7.25%, 10/15/20	Luxembourg	10,000,000	9,568,750
senior note, 7.50%, 4/01/21	Luxembourg	4,000,000	3,771,200
[b] senior secured note, first lien, 144A, 8.00%, 2/15/24	Luxembourg	8,400,000	9,040,500
[b] Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Colombia	30,000,000	31,119,750
Sprint Communications Inc.,
senior note, 6.00%, 11/15/22	United States	6,500,000	6,930,625
[b] senior note, 144A, 9.00%, 11/15/18	United States	3,968,000	4,290,400
[b] senior note, 144A, 7.00%, 3/01/20	United States	9,800,000	10,755,500
Sprint Corp., senior note, 7.625%, 2/15/25.	United States	20,000,000	22,650,000
[b] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, first lien, 144A, 3.36%,
3/20/23	United States	20,000,000	20,313,036
T-Mobile USA Inc.,
senior bond, 6.375%, 3/01/25	United States	22,400,000	24,178,000
senior note, 6.00%, 4/15/24	United States	8,500,000	9,063,125
senior note, 5.125%, 4/15/25	United States	9,000,000	9,475,200

|8

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Telecommunication Services (continued)
[b] Wind Acquisition Finance SA,
secured note, second lien, 144A, 7.375%, 4/23/21	Italy	$17,000,000	$17,701,250
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	15,000,000	15,243,750
			279,751,282
Transportation 1.6%
[b] DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	16,000,000	16,320,320
senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	17,000,000	17,299,540
[b] Park Aerospace Holdings Ltd.,
senior note, 144A, 5.25%, 8/15/22	Ireland	11,300,000	11,780,250
senior note, 144A, 5.50%, 2/15/24	Ireland	17,700,000	18,452,250
			63,852,360
Utilities 4.9%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	17,400,000	16,008,000
senior note, 5.375%, 1/15/23	United States	18,300,000	17,476,500
[b] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	5,000,000	5,156,250
Dynegy Inc.,
senior bond, 7.625%, 11/01/24	United States	3,000,000	3,108,750
[b] senior note, 144A, 8.00%, 1/15/25	United States	38,700,000	40,054,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note,
8.625%, 6/15/20	United States	6,600,000	5,973,000
[b] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	35,000,000	34,125,000
NRG Yield Operating LLC,
senior bond, 5.375%, 8/15/24	United States	16,000,000	16,800,000
senior bond, 5.00%, 9/15/26	United States	24,000,000	24,660,000
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	39,650,000	29,043,625
			192,405,625
Total Corporate Bonds (Cost $3,581,476,696)			3,634,232,063

		Shares

Escrows and Litigation Trusts 0.1%
[a,d] Alpha Natural Resources Inc., Escrow Account	United States	25,000,000	—
[a,d] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow Account.	United States	25,000,000	—
[a,d] NewPage Corp., Litigation Trust	United States	30,000,000	—
[a] Penn Virginia Corp., Escrow Account	United States	25,000,000	437,500
[a,d] Vistra Energy Corp., Escrow Account	United States	50,000,000	580,000
Total Escrows and Litigation Trusts (Cost $1,442,951)			1,017,500
Total Investments before Short Term Investments
(Cost $3,908,681,079)			3,774,298,153

|9

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
	Country	Shares	Value
Short Term Investments (Cost $95,515,745) 2.4%
Money Market Funds 2.4%
[j,k] Institutional Fiduciary Trust Money Market Portfolio, 0.66%	United States	95,515,745	$95,515,745
Total Investments (Cost $4,004,196,824) 98.2%			3,869,813,898
Other Assets, less Liabilities 1.8%			71,035,937
Net Assets 100.0%			$3,940,849,835

See Abbreviations on page 14.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
August 31, 2017, the aggregate value of these securities was $1,943,890,157, representing 49.3% of net assets.
cSee Note 4 regarding holdings of 5% voting securities.
dFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
eSee Note 3 regarding restricted securities.
fIncome may be received in additional securities and/or cash.
gPerpetual security with no stated maturity date.
hDefaulted security or security for which income has been deemed uncollectible.
iThe coupon rate shown represents the rate at period end.
jSee Note 5 regarding investments in affiliated management investment companies.
kThe rate shown is the annualized seven-day yield at period end.

|10

FRANKLIN HIGH INCOME TRUST

Notes to Statement of Investments (unaudited)

Franklin High Income Fund

1. ORGANIZATION

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|11

FRANKLIN HIGH INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. RESTRICTED SECURITIES

At August 31, 2017, investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

	Acquisition
Shares Issuer	Date	Cost	Value
8,080 [a] Nine Point Energy Holdings Inc., cvt. pfd. (Value is 0.2% of Net Assets)	3/24/17	$7,552,087	$9,449,873
[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $4,803,916 as of August 31, 2017.

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended August 31, 2017, investments in “affiliated companies” were as follows:

	Number of			Number of
	Shares/			Shares/
	Warrants/			Warrants/
	Principal			Principal				Net Change in
	Amount Held			Amount Held	Value		Realized	Unrealized
	at Beginning	Gross	Gross	at End	at End	Investment	Gain	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
						Dividends

Goodrich Petroleum Corp	1,049,684	—	—	1,049,684	$9,027,282	$—	$—	$(3,652,901)
Goodrich Petroleum Corp., wts., 10/12/26	515,625	—	—	515,625	4,430,111	—	—	(1,794,435)
Titan Energy LLC	289,137	—	—	289,137	867,411	—	—	(1,864,934)

					$14,324,804	$—	$—	$(7,312,270)

|12

FRANKLIN HIGH INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

	Number of			Number of
	Shares/			Shares/
	Warrants/			Warrants/
	Principal			Principal				Net Change in
	Amount Held			Amount Held	Value		Realized	Unrealized
	at Beginning	Gross	Gross	at End	at End	Investment	Gain	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates (continued)
						Interest
Goodrich Petroleum Corp., senior secured
note, second lien, PIK, 13.50%, 8/30/19	575,865	297,872[a]	—	873,737	$818,879	$24,246	$—	$(47,644)
Goodrich Petroleum Corp., senior secured
note, second lien, PIK, cvt., 13.50%,
8/30/19	8,250,000	—	—	8,250,000	8,915,156	275,344	—	(10,313)
					$9,734,035	$299,590	$—	$(57,957)
Total Affiliated Securities (Value is 0.6% of Net Assets)					$24,058,839	$299,590	$—	$(7,370,227)

[a]Gross addition was the result of a corporate action.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended August 31, 2017, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.66%	99,711,624	182,328,555	(186,524,434)	95,515,745	$95,515,745	$180,224	$ —	$ —

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

|13

FRANKLIN HIGH INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6.	FAIR VALUE MEASUREMENTS (continued)
A	summary of inputs used as of August 31, 2017, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Energy.	$64,177,551	$4,250,965	$18,708,195		$87,136,711
Materials	1,243,095	1,316	—		1,244,411
Transportation	—	3,433,068	—		3,433,068
All Other Equity Investments[b]	7,578,237	—	—		7,578,237
Convertible Bonds	—	39,656,163	—		39,656,163
Corporate Bonds	—	3,633,412,279	819,784		3,634,232,063
Escrows and Litigation Trusts	—	437,500	580,000	[c]	1,017,500
Short Term Investments	95,515,745	—	—		95,515,745
Total Investments in Securities	$168,514,628	$3,681,191,291	$20,107,979		$3,869,813,898

[a]Includes common and convertible preferred stocks as well as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.
[c]Includes securities determined to have no value at August 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Currency	Selected Portfolio
USD United States Dollar	FRN	Floating Rate Note
	LIBOR	London Interbank Offered Rate
	PIK	Payment-In-Kind

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|14

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  October 26, 2017

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

       Chief Accounting Officer

Date  October 26, 2017